Reclassifications From Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amounts reclassified from AOCI	$ 45	$ 518
Realized investment gains, net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	(44)	1,038
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments	115	(241)
Income tax expense (benefit)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(15)	363
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments, tax	41	(84)
Net income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	(29)	675
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments, net	74	(157)
Total amounts reclassified from AOCI	$ 45	$ 518